Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

January 25, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

The Charles Schwab Family of Funds (Trust) (File Nos. 033-31894 and 811-05954)

Schwab Variable Share Price Money Fund

Post-Effective Amendment No. 97

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated January 20, 2016, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel
Charles Schwab Investment Management, Inc.